INCOME TAXES - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Effective income tax rate as a percentage	38.70%		48.00%
Income tax provision or benefit	$ (4,989)	$ 0	$ (2,860)	$ 0	$ 0	$ 0